United States
Securities and Exchange Commission
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number 811-2125
EquiTrust Series Fund, Inc.
(Exact name of registrant as specified in charter)
5400 University Avenue, West Des Moines IA 50266-5997
(Address of principal executive offices) (Zip code)
Kristi Rojohn, 5400 University Avenue, West Des Moines IA 50266-5997
(Name and address of agent for service)
Registrant’s telephone number, including area code: 515/225-5400
Date of fiscal year end: July 31, 2009
Date of reporting period: October 31, 2009
Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.
A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget (“OMB”) control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedules of Investments.
EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
VALUE GROWTH PORTFOLIO
OCTOBER 31, 2009
(Unaudited)

	Shares
	Held		Value
COMMON STOCKS (95.52%)
AMUSEMENT AND RECREATION SERVICES (0.68%)
Bally Technologies, Inc.	9,575	1	$377,159
AUTOMOTIVE DEALERS AND GASOLINE SERVICE STATIONS (2.29%)
Advance Auto Parts, Inc.	11,100		413,586
AutoZone, Inc.	3,000	1	405,930
O’Reilly Automotive, Inc.	11,800	1	439,904

			1,259,420
BUSINESS SERVICES (8.13%)
Adobe Systems Inc.	10,900	1	359,046
Automatic Data Processing, Inc.	7,600		302,480
eBay Inc.	13,555	1	301,870
ManTech International Corp.-Series A	6,500	1	285,090
Microsoft Corp.	59,753		1,656,951
Oracle Corp.	45,090		951,399
Symantec Corp.	35,583	1	625,549

			4,482,385
CHEMICALS AND ALLIED PRODUCTS (11.94%)
Abbott Laboratories	9,450		477,887
Amgen Inc.	7,590	1	407,811
Charles River Laboratories International, Inc.	9,300	1	339,636
Colgate-Palmolive Co.	3,325		261,445
Dow Chemical Co. (The)	4,890		114,817
E. I. du Pont de Nemours and Co.	17,765		565,282
Johnson & Johnson	18,739		1,106,538
Mylan Inc.	11,670	1	189,521
Pfizer Inc.	41,774		711,411
Procter & Gamble Co. (The)	17,650		1,023,700
Schering-Plough Corp.	19,940		562,308
Teva Pharmaceutical Industries Ltd.	10,334		521,660
United Therapeutics Corp.	7,000	1	297,780

			6,579,796
COMMUNICATIONS (2.47%)
AT&T Inc.	20,105		516,095
Comcast Corp.-Class A	16,137		233,987
Time Warner Cable Inc.	2,810		110,826
Verizon Communications Inc.	16,870		499,183

			1,360,091
DEPOSITORY INSTITUTIONS (2.99%)
Bank of America Corp.	18,272		266,406
Bank of New York Mellon Corp. (The)	7,827		208,668
JPMorgan Chase & Co.	7,200		300,744
New York Community Bancorp, Inc.	29,770		321,516
Northern Trust Corp.	4,600		231,150
U.S. Bancorp	10,922		253,609
Wells Fargo & Co.	2,373		65,305

			1,647,398
EATING AND DRINKING PLACES (0.26%)
McDonald’s Corp.	2,400		140,664

ELECTRIC, GAS AND SANITARY SERVICES (3.49%)
Atmos Energy Corp.	15,103		420,619
CMS Energy Corp.	31,400		417,620
Integrys Energy Group, Inc.	11,392		394,163
Pepco Holdings, Inc.	13,530		202,003
Pinnacle West Capital Corp.	9,900		310,068
Waste Management, Inc.	6,000		179,280

			1,923,753

	Shares
	Held		Value
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (6.37%)
BigBand Networks, Inc.	47,000	1	173,900
Cisco Systems, Inc.	50,200	1	1,147,070
Energy Conversion Devices, Inc.	14,400	1	155,088
General Electric Co.	74,125		1,057,023
Helen of Troy Ltd.	12,088	1	276,090
Intel Corp.	25,100		479,661
QUALCOMM Inc.	5,400		223,614

			3,512,446
FABRICATED METAL PRODUCTS (1.11%)
Illinois Tool Works Inc.	13,310		611,195

FOOD AND KINDRED PRODUCTS (2.61%)
Coca-Cola Co. (The)	7,660		408,355
Coca-Cola FEMSA, S.A.B. de C.V.	4,200		226,548
H.J. Heinz Co.	5,500		221,320
Kraft Foods Inc.	9,600		264,192
PepsiCo, Inc.	5,235		316,979

			1,437,394
GENERAL MERCHANDISE STORES (2.46%)
Target Corp.	10,180		493,017
Wal-Mart Stores, Inc.	17,335		861,203

			1,354,220
HOLDING AND OTHER INVESTMENT OFFICES (2.68%)
Adams Express Co. (The)	33,617		321,042
H&Q Life Sciences Investors	49,969		426,236
ProShares UltraShort 20+ Year Treasury	11,600	1	529,656
Redwood Trust, Inc.	14,500		202,130

			1,479,064
INDUSTRIAL MACHINERY AND EQUIPMENT (5.47%)
3M Co.	7,060		519,404
Apple Inc.	3,900	1	735,150
Baker Hughes Inc.	6,300		265,041
EMC Corp.	67,200	1	1,106,784
Hewlett-Packard Co.	5,870		278,590
Sigma Designs, Inc.	9,100	1	109,291

			3,014,260
INSTRUMENTS AND RELATED PRODUCTS (4.55%)
Agilent Technologies, Inc.	12,000	1	296,880
Becton, Dickinson and Co.	6,346		433,813
Bio-Rad Laboratories, Inc. — Class A	3,600	1	321,804
Danaher Corp.	2,900		197,867
FLIR Systems, Inc.	22,700	1	631,287
Mettler-Toledo International Inc.	3,700	1	360,750
Stryker Corp.	5,770		265,420

			2,507,821
INSURANCE AGENTS, BROKERS AND SERVICE (0.60%)
Arthur J. Gallagher & Co.	14,850		331,303

INSURANCE CARRIERS (4.88%)
Allstate Corp. (The)	6,225		184,073
American Equity Investment Life Holding Co.	34,900		229,293
CIGNA Corp.	11,400		317,376
Conseco, Inc.	55,800	1	290,718
EMC Insurance Group Inc.	15,791		324,979
Hartford Financial Services Group, Inc. (The)	12,300		301,596
Kansas City Life Insurance Co.	4,300		115,412
Lincoln National Corp.	12,500		297,875
MetLife, Inc.	10,170		346,085
Protective Life Corp.	14,700		282,975

			2,690,382
LEGAL SERVICES (1.02%)
FTI Consulting, Inc.	13,800	1	563,178

METAL MINING (3.18%)
Barrick Gold Corp.	31,792		1,142,287
Newmont Mining Corp.	14,000		608,440

			1,750,727
MISCELLANEOUS RETAIL STORES (1.52%)
Cash America International, Inc.	14,300		432,718
EZCORP, Inc.	31,200	1	404,664

			837,382

	Shares
	Held		Value
MOTION PICTURES (1.20%)
Time Warner Inc.	11,196		337,224
Walt Disney Co. (The)	11,790		322,692

			659,916
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.68%)
United Parcel Service, Inc.-Class B	7,005		376,028

OIL AND GAS EXTRACTION (8.50%)
Anadarko Petroleum Corp.	10,200		621,486
Apache Corp.	7,100		668,252
Devon Energy Corp.	5,400		349,434
Exterran Holdings, Inc.	5,600	1	114,408
Helmerich & Payne, Inc.	15,200		577,904
Noble Corp.	11,800		480,732
Occidental Petroleum Corp.	9,830		745,900
Rowan Companies, Inc.	11,200		260,400
Transocean Ltd.	4,600	1	385,986
Weatherford International Ltd.	17,600	1	308,528
Whiting Petroleum Corp.	3,000	1	169,200

			4,682,230
PAPER AND ALLIED PRODUCTS (0.52%)
Kimberly-Clark Corp.	4,700		287,452

PERSONAL SERVICES (0.69%)
Service Corp. International	55,000		377,850

PETROLEUM AND COAL PRODUCTS (4.23%)
Chevron Corp.	15,500		1,186,370
ConocoPhillips	12,228		613,601
Exxon Mobil Corp.	5,600		401,352
Valero Energy Corp.	7,200		130,320

			2,331,643
PRIMARY METAL INDUSTRIES (0.24%)
ArcelorMittal	3,900		132,678

PRINTING, PUBLISHING & ALLIED INDUSTRIES (0.79%)
John Wiley & Sons, Inc.	12,400		436,728

RAILROAD TRANSPORTATION (0.37%)
Union Pacific Corp.	3,720		205,121

RETAIL-DRUG AND PROPRIETARY STORES (0.47%)
Walgreen Co.	6,900		261,027

RETAIL-FURNISHINGS AND HOME FURNITURE STORES (1.00%)
Bed Bath & Beyond Inc.	8,390	1	295,412
GameStop Corp.-Class A	10,600	1	257,474

			552,886
RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.73%)
Tupperware Brands Corp.	8,900		400,678

SECURITY AND COMMODITY BROKERS (1.85%)
BGC Partners, Inc. — Class A	75,600		365,148
Investment Technology Group, Inc.	10,500	1	226,485
SEI Investments Co.	24,650		430,635

			1,022,268
SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.83%)
Quest Diagnostics Inc.	8,200		458,626

TOBACCO PRODUCTS (0.78%)
Philip Morris International Inc.	9,045		428,371

TRANSPORTATION EQUIPMENT (3.30%)
Federal Signal Corp.	17,200		105,608
Genuine Parts Co.	6,800		237,932
Honeywell International Inc.	20,860		748,665
ITT Corp.	14,340		727,038

			1,819,243
WHOLESALE TRADE — NONDURABLE GOODS (0.64%)
Sysco Corp.	13,235		350,066

Total Common Stocks (Cost $57,398,453)			52,642,849

	Shares
	Held	Value
SHORT-TERM INVESTMENTS (7.96%)
MONEY MARKET MUTUAL FUND (1.61%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $885,162)	885,162	885,162

	Principal
	Amount
COMMERCIAL PAPER (0.91%)
PETROLEUM AND COAL PRODUCTS
Chevron Corp., 0.12%, due 11/06/09 (Cost $500,000)	$500,000	500,000

UNITED STATES GOVERNMENT AGENCIES (5.44%)
Federal Home Loan Bank, due 11/18/09	500,000	499,975
Federal Home Loan Bank, due 12/03/09	500,000	499,963
Federal Home Loan Mortgage Corp., due 11/09/09	400,000	399,992
Federal Home Loan Mortgage Corp., due 11/16/09	450,000	449,976
Federal National Mortgage Assoc., due 11/02/09	400,000	399,997
Federal National Mortgage Assoc., due 11/12/09	350,000	349,994
Federal National Mortgage Assoc., due 11/30/09	400,000	399,983

Total United States Government Agencies (Cost $2,999,880)		2,999,880

Total Short-Term Investments (Cost $4,385,042)		4,385,042

Total Investments (Cost $61,783,495) (103.48%)		57,027,891

OTHER ASSETS LESS LIABILITIES (-3.48%)
Cash, receivables, prepaid expense and other assets, less liabilities		(1,915,013)

Total Net Assets (100.00%)		$55,112,878

1	Non-income producing securities.
UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$4,799,579
Unrealized Depreciation	(9,794,169)

Net Unrealized Appreciation (Depreciation)	(4,994,590)

Cost for federal income tax purposes	$62,022,481
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Common stocks	$52,642,849
Money market mutual fund	885,162
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	2,999,880
Corporate debt securities	500,000
Level 3-Significant Unobservable Inputs:	—

Total	$57,027,891

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
HIGH GRADE BOND PORTFOLIO
OCTOBER 31, 2009
(Unaudited)

	Principal
	Amount		Value
CORPORATE BONDS (37.41%)
CHEMICALS AND ALLIED PRODUCTS (7.34%)
Merck & Co. Inc., 5.00%, due 06/30/19	$500,000		$532,920
Pfizer Inc., 5.35%, due 03/15/15	500,000		553,070

			1,085,990
DEPOSITORY INSTITUTIONS (8.01%)
Comerica Bank, 5.20%, due 08/22/17	300,000		274,398
Goldman Sachs Group, Inc. (The), 5.125%, due 01/15/15	300,000		316,791
Huntington National Bank, 5.50%, due 02/15/16	300,000		239,634
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	1	353,607
Washington Mutual Bank, FA, 5.65%, due 08/15/14	250,000		803

			1,185,233
ELECTRIC, GAS AND SANITARY SERVICES (14.41%)
NorthWestern Corp., 6.34%, due 04/01/19	300,000		317,979
Oglethorpe Power Corp., 6.974%, due 06/30/11	131,000		140,225
PacifiCorp, 6.90%, due 11/15/11	500,000		555,960
Public Service of Colorado, 5.125%, due 06/01/19	500,000		533,525
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	500,000		584,860

			2,132,549
FOOD AND KINDRED PRODUCTS (1.37%)
Diageo Capital plc, 4.375%, due 05/03/10	200,000		203,512

INSURANCE CARRIERS (3.53%)
Prudential Financial, Inc., 6.10%, due 06/15/17	250,000		257,417
SunAmerica Inc., 8.125%, due 04/28/23	300,000		264,588

			522,005
TRANSPORTATION — BY AIR (2.75%)
Continental Airlines, Inc. Pass-Through Certificates 1991-1 Class A, 6.545%, due 08/02/20	418,793		406,414

Total Corporate Bonds (Cost $5,768,846)			5,535,703
COMMERCIAL MORTGAGE PASS-THROUGH CERTIFICATES (2.84%)
TIAA Seasoned Commercial Mortgage Trust 2007-C4 Class AJ, 6.07%, due 08/01/39	500,000		419,835

Total Commercial Mortgage Pass-Through Certificates (Cost $494,884)			419,835

MORTGAGE-BACKED SECURITIES (44.88%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) (8.41%)
3023 Class TG, 5.50%, due 08/01/35	80,823		82,105
3051 Class MY, 5.50%, due 10/01/25	400,000		418,288
Pool # A53146, 5.50%, due 10/01/36	160,547		169,380
Pool # A69436, 6.00%, due 12/01/37	267,675		284,506
Pool # G02562, 6.00%, due 01/01/37	272,231		290,154

			1,244,433
FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) (7.66%)
Pool # 257306, 5.50%, due 08/01/38	766,575		807,012
Pool # 906224, 5.50%, due 01/01/37	309,804		326,752

			1,133,764

	Principal
	Amount	Value
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) (28.81%)
2003-1 Class PE, 5.50%, due 07/01/32	500,000	534,942
Pool # 1512, 7.50%, due 12/01/23	20,703	23,283
Pool # 2631, 7.00%, due 08/01/28	11,362	12,462
Pool # 2658, 6.50%, due 10/01/28	28,906	31,329
Pool # 2698, 5.50%, due 01/01/29	48,240	51,298
Pool # 2701, 6.50%, due 01/01/29	34,501	37,398
Pool # 2796, 7.00%, due 08/01/29	13,077	14,349
Pool # 3039, 6.50%, due 02/01/31	3,475	3,763
Pool # 3188, 6.50%, due 01/01/32	38,439	41,473
Pool # 3239, 6.50%, due 05/01/32	26,891	29,013
Pool # 3261, 6.50%, due 07/01/32	27,358	29,517
Pool # 3320, 5.50%, due 12/01/32	275,574	293,353
Pool # 3333, 5.50%, due 01/01/33	189,224	201,281
Pool # 3375, 5.50%, due 04/01/33	57,333	60,986
Pool # 3390, 5.50%, due 05/01/33	265,765	282,698
Pool # 3403, 5.50%, due 06/01/33	303,596	322,940
Pool # 3458, 5.00%, due 10/01/33	418,382	437,695
Pool # 3499, 5.00%, due 01/01/34	203,937	213,240
Pool # 3556, 5.50%, due 05/01/34	156,218	165,953
Pool # 3623, 5.00%, due 10/01/34	503,897	526,883
Pool # 22630, 6.50%, due 08/01/28	14,777	16,015
Pool # 643816, 6.00%, due 07/01/25	196,555	210,435
Pool # 704189, 5.50%, due 01/01/39	430,426	455,034
Pool # 782604, 5.50%, due 03/01/39	254,450	268,997

		4,264,337

Total Mortgage-Backed Securities (Cost $6,263,633)		6,642,534

SHORT-TERM INVESTMENTS (14.39%)
COMMERCIAL PAPER (3.38%)
NON-DEPOSITORY CREDIT INSTITUTIONS
General Electric Co., 0.14%, due 11/20/09 (Cost $500,000)	500,000	500,000

UNITED STATES GOVERNMENT AGENCIES (7.60%)
Federal Home Loan Bank, due 12/03/09	475,000	474,965
Federal National Mortgage Assoc., due 11/12/09	250,000	249,996
Federal National Mortgage Assoc., due 11/30/09	400,000	399,973

Total United States Government Agencies (Cost $1,124,934)		1,124,934

	Shares
	Held
MONEY MARKET MUTUAL FUND (3.41%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $505,329)	505,329	505,329

Total Short-Term Investments (Cost $2,130,263)		2,130,263

Total Investments (Cost $14,657,626) (99.52%)		14,728,335

OTHER ASSETS LESS LIABILITIES (0.48%)
Cash, receivables, prepaid expense and other assets, less liabilities		71,298

Total Net Assets (100.00%)		$14,799,633

1	Restricted Securities:
PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 10/31/09, the carrying value of each unit was 70.721, representing $353,607 or 2.39% of total net assets.

UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$702,857
Unrealized Depreciation	(632,148)

Net Unrealized Appreciation (Depreciation)	70,709

Cost for federal income tax purposes	$14,657,626
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Money market mutual fund	$505,329
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,124,934
Corporate debt securities	6,035,703
Residential mortgage-backed securities	6,642,534
Commercial mortgage-backed securities	419,835
Level 3-Significant Unobservable Inputs:	—

Total	$14,728,335

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
STRATEGIC YIELD PORTFOLIO
OCTOBER 31, 2009
(Unaudited)

	Shares
	Held	Value
PREFERRED STOCKS (1.61%)
DEPOSITORY INSTITUTIONS
Sovereign Capital Trust V, 7.75% (Cost $200,000)	8,000	$190,080

	Principal
	Amount
CORPORATE BONDS (81.78%)
APPAREL AND ACCESSORY STORES (4.74%)
Woolworth (FW) Corp., 8.50%, due 01/15/22	$600,000		558,000

CHEMICALS AND ALLIED PRODUCTS (4.10%)
Lubrizol Corp. (The), 8.875%, due 02/01/19	250,000		309,177
Nova Chemicals Corp., 7.875%, due 09/15/25	200,000		174,000

			483,177
DEPOSITORY INSTITUTIONS (3.00%)
PNC Preferred FD, 144A, 6.517%, due 12/31/49	500,000	1	353,608

ELECTRIC, GAS AND SANITARY SERVICES (18.06%)
Avista Corp., 5.95%, due 06/01/18	300,000		319,362
Bruce Mansfield Unit 1, 6.85%, due 06/01/34	495,882		503,499
Entergy Corp., 6.18%, due 03/01/35	300,000		287,943
ESI Tractebel Acquisition Corp., 7.99%, due 12/30/11	241,000		241,323
Sabine Pass LNG, L.P., 7.50%, due 11/30/16	400,000		342,196
South Carolina Electric & Gas Co., 6.50%, due 11/01/18	200,000		233,944
Waterford 3 Nuclear Power Plant, 8.09%, due 01/02/17	192,674		198,485

			2,126,752
FOOD STORES (2.94%)
Safeway Inc., 7.45%, due 09/15/27	300,000		345,675

FURNITURE AND FIXTURES (1.72%)
Steelcase Inc., 6.50%, due 08/15/11	200,000		202,922

HOLDING AND OTHER INVESTMENT OFFICES (13.37%)
First Industrial, L.P., 7.60%, due 07/15/28	300,000		224,322
Hospitality Properties Trust, 6.75%, due 02/15/13	225,000		223,697
HRPT Properties Trust, 6.25%, due 08/15/16	425,000		397,817
IStar Financial Inc.-Series B, 5.70%, due 03/01/14	421,000		229,719
Realty Income Corp., 6.75%, due 08/15/19	500,000		499,400

			1,574,955
INSURANCE CARRIERS (2.53%)
PXRE Capital Trust, 8.85%, due 02/01/27	350,000		297,500

MOTION PICTURES (2.06%)
Time Warner Inc., 8.375%, due 03/15/23	200,000		242,722

OIL AND GAS EXTRACTION (3.10%)
Nabors Industries, Inc., 9.25%, due 01/15/19	300,000		365,427

	Principal
	Amount		Value
PAPER AND ALLIED PRODUCTS (9.27%)
Cascades Inc., 7.25%, due 02/15/13	500,000		487,500
Potlatch Corp., 9.125%, due 12/01/09	600,000		604,446

			1,091,946
PIPELINES (3.76%)
NuStar Logistics, L.P., 7.65%, due 04/15/18	400,000		442,848

STONE, CLAY, GLASS AND CONCRETE PRODUCTS (3.72%)
Owens Corning, 9.00%, due 06/15/19	400,000		437,540

TRANSPORTATION — BY AIR (2.37%)
Continental Airlines, Inc. Pass-Through Certificates 1997-1 Class 1A, 7.461%, due 10/01/16	296,840		278,756

WATER TRANSPORTATION (7.04%)
Overseas Shipholding Group, Inc., 8.75%, due 12/01/13	400,000		373,516
Windsor Petroleum Transportation, 144A, 7.84%, due 01/15/21	497,156	1	455,181

			828,697

Total Corporate Bonds (Cost $9,990,446)			9,630,525

MORTGAGE-BACKED SECURITIES (3.71%)
FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)
3023 Class TG, 5.50%, due 08/01/35	121,235		123,158
3051 Class MY, 5.50%, due 10/01/25	300,000		313,716

Total Mortgage-Backed Securities (Cost $414,250)			436,874

SHORT-TERM INVESTMENTS (11.56%)
COMMERCIAL PAPER (2.12%)
PETROLEUM & COAL PRODUCTS
Chevron Corp., 0.13%, due 11/02/09 (Cost $250,000)	250,000		250,000

UNITED STATES GOVERNMENT AGENCIES (7.65%)
Federal Home Loan Bank, due 12/09/09	300,000		299,971
Federal Home Loan Mortgage Corp., due 11/09/09	350,000		349,993
Federal National Mortgage Assoc., due 11/04/09	250,000		249,999

Total United States Government Agencies (Cost $899,963)			899,963

	Shares
	Held
MONEY MARKET MUTUAL FUND (1.79%)
JPMorgan U.S. Treasury Plus Money Market Fund (Cost $210,842)	210,842	210,842

Total Short-Term Investments (Cost $1,360,805)		1,360,805

Total Investments (Cost $11,965,501) (98.66%)		11,618,284

OTHER ASSETS LESS LIABILITIES (1.34%)
Cash, receivables, prepaid expense and other assets, less liabilities		157,988

Total Net Assets (100.00%)		$11,776,272

1	Restricted securities:

PNC Preferred FD, was purchased at 100.000 on 11/29/06. As of 10/31/09, the carrying value of each unit was 70.734, representing $353,608 or 3.00% of total net assets.

Windsor Petroleum Transportation was purchased at 80.500 on 08/26/99. As of 10/31/09, the carrying value of each unit was 91.557, representing $455,181 or 3.87% of total net assets.

As of 10/31/09, the carrying value of all restricted securities was $808,789 or 6.87% of total net assets.
UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$369,535
Unrealized Depreciation	(716,752)

Net Unrealized Appreciation (Depreciation)	(347,217)

Cost for federal income tax purposes	$11,965,501
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Preferred stock	$190,080
Money market mutual fund	210,842
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	899,963
Corporate debt securities	9,880,525
Residential mortgage-backed securities	436,874
Level 3-Significant Unobservable Inputs:	—

Total	$11,618,284

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MANAGED PORTFOLIO
OCTOBER 31, 2009
(Unaudited)

	Shares
	Held		Value
COMMON STOCKS (69.00%)
AUTOMOBILE DEALERS AND GASOLINE SERVICE STATIONS (1.49%)
Advance Auto Parts, Inc.	4,700		$175,122
AutoZone, Inc.	1,300	1	175,903
O’Reilly Automotive, Inc.	5,000	1	186,400

			537,425
BUSINESS SERVICES (3.36%)
Automatic Data Processing, Inc.	4,500		179,100
eBay Inc.	4,000	1	89,080
Microsoft Corp.	25,100		696,023
Oracle Corp.	11,520		243,072

			1,207,275
CHEMICALS AND ALLIED PRODUCTS (9.74%)
Abbott Laboratories	8,400		424,788
Amgen Inc.	1,900	1	102,087
Colgate-Palmolive Co.	2,135		167,875
Dow Chemical Co. (The)	6,040		141,819
E. I. du Pont de Nemours and Co.	12,405		394,727
Johnson & Johnson	12,603		744,207
Mylan Inc.	8,595	1	139,583
Pfizer Inc.	30,822		524,899
Procter & Gamble Co. (The)	5,905		342,490
Schering-Plough Corp.	9,700		273,540
Teva Pharmaceutical Industries Ltd.	4,892		246,948

			3,502,963
COMMUNICATIONS (1.50%)
AT&T Inc.	5,895		151,325
Comcast Corp.-Class A	7,203		104,444
Verizon Communications Inc.	9,615		284,508

			540,277
DEPOSITORY INSTITUTIONS (2.83%)
Bank of America Corp.	8,047		117,325
Bank of New York Mellon Corp. (The)	5,754		153,402
JPMorgan Chase & Co.	4,900		204,673
New York Community Bancorp, Inc.	19,030		205,524
Northern Trust Corp.	3,100		155,775
U.S. Bancorp	6,272		145,636
Wells Fargo & Co.	1,241		34,152

			1,016,487
ELECTRIC, GAS AND SANITARY SERVICES (5.14%)
Atmos Energy Corp.	12,783		356,007
Integrys Energy Group, Inc.	6,758		233,827
Pepco Holdings, Inc.	8,375		125,039
Pinnacle West Capital Corp.	11,400		357,048
Tortoise Energy Capital Corp.	27,661		561,518
Waste Management, Inc.	7,200		215,136

			1,848,575
ELECTRONIC AND OTHER ELECTRICAL EQUIPMENT (4.70%)
Cisco Systems, Inc.	16,200	1	370,170
Energy Conversion Devices, Inc.	6,600	1	71,082
General Electric Co.	53,735		766,261
Helen of Troy Ltd.	6,813	1	155,609
Intel Corp.	17,200		328,692

			1,691,814
FABRICATED METAL PRODUCTS (0.66%)
Illinois Tool Works Inc.	5,175		237,636

FOOD AND KINDRED PRODUCTS (2.70%)
Coca-Cola Co. (The)	5,440		290,006
Diageo plc	2,800		182,056
Kraft Foods Inc.	5,737		157,882
PepsiCo, Inc.	5,615		339,988

			969,932

	Shares
	Held		Value
GENERAL MERCHANDISE STORES (1.72%)
Target Corp.	2,440		118,169
Wal-Mart Stores, Inc.	10,115		502,513

			620,682
HOLDING AND OTHER INVESTMENT OFFICES (2.04%)
H&Q Life Sciences Investors	10,613		90,529
iShares MSCI Japan Index	16,570		158,409
ProShares UltraShort 20+ Year Treasury	7,600	1	347,016
Redwood Trust, Inc.	9,900		138,006

			733,960
INDUSTRIAL MACHINERY AND EQUIPMENT (3.80%)
3M Co.	3,055		224,756
Apple Inc.	1,800	1	339,300
Baker Hughes Inc.	3,600		151,452
EMC Corp.	14,400	1	237,168
Hewlett-Packard Co.	2,530		120,074
Ingersoll-Rand plc	9,341		295,082

			1,367,832
INSTRUMENTS AND RELATED PRODUCTS (0.82%)
Becton, Dickinson and Co.	3,137		214,445
Stryker Corp.	1,795		82,570

			297,015
INSURANCE AGENTS, BROKERS AND SERVICE (0.53%)
Arthur J. Gallagher & Co.	8,605		191,978

INSURANCE CARRIERS (4.69%)
Allstate Corp. (The)	3,635		107,487
Conseco, Inc.	35,600	1	185,476
EMC Insurance Group Inc.	20,429		420,429
Hartford Financial Services Group, Inc. (The)	7,900		193,708
Kansas City Life Insurance Co.	2,700		72,468
Lincoln National Corp.	8,000		190,640
MetLife, Inc.	5,600		190,568
Old Republic International Corp.	13,400		143,112
Protective Life Corp.	9,500		182,875

			1,686,763
LEGAL SERVICES (0.50%)
FTI Consulting, Inc.	4,400	1	179,564

METAL MINING (3.94%)
Barrick Gold Corp.	29,624		1,064,390
Newmont Mining Corp.	8,100		352,026

			1,416,416
MISCELLANEOUS RETAIL STORES (0.99%)
Cash America International, Inc.	6,100		184,586
EZCORP, Inc.	13,300	1	172,501

			357,087
MOTOR FREIGHT TRANSPORTATION AND WAREHOUSING (0.51%)
United Parcel Service, Inc.-Class B	3,405		182,780

OIL AND GAS EXTRACTION (5.96%)
Anadarko Petroleum Corp.	5,700		347,301
Apache Corp.	3,900		367,068
Devon Energy Corp.	3,100		200,601
Occidental Petroleum Corp.	11,030		836,957
Rowan Companies, Inc.	9,000		209,250
Weatherford International Ltd.	10,400	1	182,312

			2,143,489
PAPER AND ALLIED PRODUCTS (0.51%)
Kimberly-Clark Corp.	2,975		181,951

PETROLEUM AND COAL PRODUCTS (2.07%)
ConocoPhillips	8,225		412,731
Exxon Mobil Corp.	3,300		236,511
Valero Energy Corp.	5,200		94,120

			743,362
PIPELINES (1.86%)
Kinder Morgan Management, LLC	14,287	1	668,774

PRINTING, PUBLISHING & ALLIED INDUSTRIES (0.52%)
John Wiley & Sons, Inc.	5,300		186,666

	Shares
	Held	Value
RETAIL-DRUG AND PROPRIETARY STORES (0.33%)
Walgreen Co.	3,100	117,273

RUBBER AND MISCELLANEOUS PLASTICS PRODUCTS (0.78%)
Tupperware Brands Corp.	6,200	279,124

SECURITY AND COMMODITY BROKERS (0.69%)
BGC Partners, Inc.-Class A	51,400	248,262

SERVICES-ENGINEERING, ACCOUNTING, RESEARCH & MANAGEMENT (0.92%)
Quest Diagnostics Inc.	5,900	329,987

TOBACCO PRODUCTS (0.53%)
Philip Morris International Inc.	4,050	191,808

TRANSPORTATION EQUIPMENT (2.62%)
Federal Signal Corp.	16,200	99,468
Genuine Parts Co.	5,300	185,447
Honeywell International Inc.	8,065	289,453
ITT Corp.	7,280	369,096

		943,464
WHOLESALE TRADE — NONDURABLE GOODS (0.55%)
Sysco Corp.	7,485	197,978

Total Common Stocks (Cost $25,050,767)		24,818,599

PUBLICLY TRADED PARTNERSHIPS (1.89%)
PIPELINES
Buckeye Partners, L.P.	4,900	243,628
Enbridge Energy Partners, L.P.	4,800	223,104
Magellan Midstream Partners, L.P.	5,500	213,620

Total Publicly Traded Partnerships (Cost $607,265)		680,352

	Principal
	Amount
MORTGAGE-BACKED SECURITIES (23.71%)
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)
2003-1 Class PE, 5.50%, due 07/01/32	$1,250,000	1,337,354
2003-11 Class QC, 5.50%, due 02/01/33	1,500,000	1,599,914
2003-71 Class AK, 5.00%, due 09/01/29	400,000	412,898
2003-116 Class JC, 5.00%, due 05/01/30	440,000	455,654
2004-22 Class BK, 3.47%, due 04/01/34	84,154	85,315
2004-26 Class GC, 5.00%, due 06/01/31	700,000	738,049
2004-76 Class VG, 5.00%, due 09/01/23	300,000	307,755
2004-89 Class KC, 4.00%, due 10/01/34	205,708	211,977
2004-105 Class PB, 5.00%, due 06/01/33	1,128,800	1,188,670
2004-109 Class WE, 5.00%, due 05/01/33	522,000	557,349
2005-44 Class KC, 5.00%, due 04/01/31	500,000	508,811
2006-38 Class OG, 5.00%, due 06/01/36	650,000	687,890
Pool # 2796, 7.00%, due 08/01/29	29,424	32,286
Pool # 3040, 7.00%, due 02/01/31	15,535	17,056
Pool # 3188, 6.50%, due 01/01/32	38,440	41,473
Pool # 3239, 6.50%, due 05/01/32	68,744	74,169
Pool # 3333, 5.50%, due 01/01/33	165,571	176,121
Pool # 3403, 5.50%, due 06/01/33	90,395	96,155

Total Mortgage-Backed Securities (Cost $7,962,398)		8,528,896

SHORT-TERM INVESTMENTS (7.97%)
COMMERCIAL PAPER (2.22%)
PETROLEUM AND COAL PRODUCTS (1.11%)
Chevron Corp., 0.12%, due 11/06/09	400,000	400,000

NON-DEPOSITORY CREDIT INSTITUTIONS (1.11%)
General Electric Co., 0.15%, due 12/02/09	400,000	400,000

Total Commercial Paper (Cost $800,000)		800,000

UNITED STATES GOVERNMENT AGENCIES (4.52%)
Federal Home Loan Bank, due 11/02/09	400,000	399,998
Fed Home Loan Mortgage Corp., due 11/09/09	450,000	449,991
Fed Home Loan Mortgage Corp., due 11/16/09	475,000	474,975
Federal National Mortgage Assoc., due 11/12/09	300,000	299,995

Total United States Government Agencies (Cost $1,624,959)		1,624,959

	Shares
	Held	Value
MONEY MARKET MUTUAL FUND (1.23%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $441,937)	441,937	441,937

Total Short-Term Investments (Cost $2,866,896)		2,866,896

Total Investments (Cost $36,487,326) (102.57%)		36,894,743

OTHER ASSETS LESS LIABILITIES (-2.57%)
Cash, receivables, prepaid expense and other assets, less liabilities		(922,935)

Total Net Assets (100.00%)		$35,971,808

1	Non-income producing securities.
UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$4,752,091
Unrealized Depreciation	(4,297,220)

Net Unrealized Appreciation (Depreciation)	454,871

Cost for federal income tax purposes	$36,439,872
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Common stocks	$24,818,599
Publicly traded partnerships	680,352
Money market mutual fund	441,937
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	1,624,959
Corporate debt securities	800,000
Residential mortgage-backed securities	8,528,896
Level 3-Significant Unobservable Inputs:	—

Total	$36,894,743

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
MONEY MARKET PORTFOLIO
OCTOBER 31, 2009
(Unaudited)

	Annualized
	Yield on
	Purchase	Principal
	Date	Amount	Value
SHORT-TERM INVESTMENTS (95.36%)
COMMERCIAL PAPER (7.18%)
NON-DEPOSITORY CREDIT INSTITUTIONS (3.92%)
General Electric Co., due 12/29/09	0.180%	$300,000	$300,000

PETROLEUM AND COAL PRODUCTS (3.26%)
Chevron Corp., due 11/19/09	0.120	250,000	250,000

Total Commercial Paper (Cost $550,000)			550,000

UNITED STATES GOVERNMENT AGENCIES (88.18%)
Federal Home Loan Bank, due 11/02/09	0.041	300,000	299,999
Federal Home Loan Bank, due 11/06/09	0.122	100,000	99,998
Federal Home Loan Bank, due 11/17/09	0.041	250,000	249,995
Federal Home Loan Bank, due 11/20/09	0.091	500,000	499,975
Federal Home Loan Bank, due 11/25/09	0.041	300,000	299,992
Federal Home Loan Bank, due 12/04/09	0.081	250,000	249,981
Federal Home Loan Bank, due 01/20/10	0.051	325,000	324,963
Federal Home Loan Mortgage Corp., due 11/09/09	0.142	100,000	99,997
Federal Home Loan Mortgage Corp., due 11/16/09	0.142	100,000	99,994
Federal Home Loan Mortgage Corp., due 11/23/09	0.101	300,000	299,981
Federal Home Loan Mortgage Corp., due 12/01/09	0.112	300,000	299,972
Federal Home Loan Mortgage Corp., due 12/07/09	0.112	300,000	299,966
Federal Home Loan Mortgage Corp., due 12/14/09	0.096	275,000	274,968
Federal Home Loan Mortgage Corp., due 12/21/09	0.086	250,000	249,970
Federal Home Loan Mortgage Corp., due 12/30/09	0.081	250,000	249,967
Federal Home Loan Mortgage Corp., due 01/21/10	0.071	250,000	249,960
Federal Home Loan Mortgage Corp., due 01/26/10	0.091	250,000	249,946
Federal National Mortgage Assoc., due 11/04/09	0.078	331,000	330,997
Federal National Mortgage Assoc., due 11/12/09	0.122	100,000	99,996
Federal National Mortgage Assoc., due 11/13/09	0.061	500,000	499,989
Federal National Mortgage Assoc., due 11/16/09	0.041	200,000	199,996
Federal National Mortgage Assoc., due 11/18/09	0.127	100,000	99,994
Federal National Mortgage Assoc., due 11/30/09	0.041	200,000	199,993
Federal National Mortgage Assoc., due 12/02/09	0.091	100,000	99,992
Federal National Mortgage Assoc., due 12/17/09	0.061	200,000	199,984
Federal National Mortgage Assoc., due 12/23/09	0.065	625,000	624,941

Total United States Government Agencies (Cost $6,755,506)			6,755,506

Total Short Term Investments (Cost $7,305,506)			7,305,506

OTHER ASSETS LESS LIABILITIES (4.64%)
Cash, receivables, prepaid insurance and other assets, less liabilities			355,097

Total Net Assets (100.00%)			$7,660,603

VALUATION
The Money Market Portfolio values investments at amortized cost, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:	$—
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	6,755,506
Corporate debt securities	550,000
Level 3-Significant Unobservable Inputs:	—

Total	$7,305,506

EQUITRUST SERIES FUND, INC.
SCHEDULE OF INVESTMENTS
BLUE CHIP PORTFOLIO
OCTOBER 31, 2009
(Unaudited)

	Shares
	Held		Value
COMMON STOCKS (97.54%)
BUSINESS SERVICES (5.51%)
Microsoft Corp.	58,078		$1,610,503
Oracle Corp.	32,792		691,911

			2,302,414
CHEMICALS AND ALLIED PRODUCTS (17.65%)
Abbott Laboratories	15,633		790,561
Amgen Inc.	11,272	1	605,645
Bristol-Myers Squibb Co.	24,299		529,718
Colgate-Palmolive Co.	4,380		344,399
Dow Chemical Co. (The)	6,653		156,213
E. I. du Pont de Nemours and Co.	9,953		316,704
Eli Lilly and Co.	11,462		389,823
Johnson & Johnson	27,191		1,605,629
Merck Sharp & Dohme Corp.	19,480		602,516
Pfizer Inc.	26,585		452,743
Procter & Gamble Co. (The)	27,221		1,578,818

			7,372,769
COMMUNICATIONS (4.81%)
AT&T Inc.	24,336		624,705
CBS Corp.-Class B	7,635		89,864
Comcast Corp.-Class A	20,878		302,731
Time Warner Cable Inc.	2,420		95,445
Verizon Communications Inc.	23,164		685,423
Viacom Inc.-Class B	7,635	1	210,650

			2,008,818
DEPOSITORY INSTITUTIONS (5.99%)
Bank of America Corp.	28,262		412,060
Citigroup Inc.	27,308		111,690
JPMorgan Chase & Co.	28,955		1,209,450
Wells Fargo & Co.	27,901		767,836

			2,501,036
EATING AND DRINKING PLACES (3.82%)
McDonald’s Corp.	27,182		1,593,137

ELECTRIC, GAS AND SANITARY SERVICES (2.71%)
Exelon Corp.	15,218		714,637
Southern Co. (The)	13,404		418,071

			1,132,708
ELECTRONIC AND OTHER ELECTRIC EQUIPMENT (6.61%)
Cisco Systems, Inc.	35,837	1	818,876
General Electric Co.	51,694		737,156
Intel Corp.	36,186		691,514
Motorola, Inc.	22,925		196,467
Texas Instruments Inc.	13,518		316,997

			2,761,010
FOOD AND KINDRED PRODUCTS (5.02%)
Coca-Cola Co. (The)	19,684		1,049,354
Kraft Foods Inc.	16,974		467,125
PepsiCo, Inc.	9,602		581,401

			2,097,880

	Shares
	Held		Value
FORESTRY (0.34%)
Weyerhaeuser Co.	3,951		143,579

GENERAL MERCHANDISE STORES (4.02%)
Target Corp.	7,360		356,445
Wal-Mart Stores, Inc.	26,649		1,323,922

			1,680,367
INDUSTRIAL MACHINERY AND EQUIPMENT (11.58%)
3M Co.	10,955		805,959
Applied Materials, Inc.	15,140		184,708
Caterpillar Inc.	17,684		973,681
Dell Inc.	20,103	1	291,292
EMC Corp.	23,960	1	394,621
Hewlett-Packard Co.	22,743		1,079,383
International Business Machines Corp.	9,177		1,106,838

			4,836,482
MOTION PICTURES (2.19%)
Time Warner Inc.	9,642		290,417
Walt Disney Co. (The)	22,797		623,954

			914,371
NON-DEPOSITORY CREDIT INSTITUTIONS (2.81%)
American Express Co.	33,683		1,173,516

PETROLEUM AND COAL PRODUCTS (11.89%)
Chevron Corp.	24,393		1,867,040
Exxon Mobil Corp.	43,203		3,096,359

			4,963,399
PRIMARY METAL INDUSTRIES (0.57%)
Alcoa Inc.	19,124		237,520

SECURITY AND COMMODITY BROKERS (0.56%)
Amerprise Financial, Inc.	6,733		233,433

TOBACCO PRODUCTS (3.85%)
Altria Group, Inc.	24,528		444,202
Philip Morris International Inc.	24,528		1,161,646

			1,605,848
TRANSPORTATION EQUIPMENT (7.61%)
Boeing Co. (The)	16,981		811,692
Honeywell International Inc.	22,597		811,006
United Technologies Corp.	25,310		1,555,300

			3,177,998

Total Common Stocks (Cost $31,493,496)			40,736,285

SHORT-TERM INVESTMENTS (2.38%)
MONEY MARKET MUTUAL FUND (1.18%)
JP Morgan U.S. Treasury Plus Money Market Fund (Cost $494,648)	494,648		494,648

	Principal
	Amount
UNITED STATES GOVERNMENT AGENCIES (1.20%)
Federal Home Loan Bank, due 12/09/09 (Cost $499,951)	$500,000	499,951

Total Short-Term Investments (Cost $994,599)		994,599

Total Investments (Cost $32,488,095) (99.92%)		41,730,884

OTHER ASSETS LESS LIABILITIES (0.08%)
Cash, receivables, prepaid expense and other assets, less liabilities		33,793

Total Net Assets (100.00%)		$41,764,677

1	Non-income producing securities.
UNREALIZED APPRECIATION (DEPRECIATION)
The net federal income tax unrealized appreciation (depreciation) and federal tax cost of investments held by the portfolios as of the period end were as follows:

Unrealized Appreciation	$15,561,813
Unrealized Depreciation	(6,319,024)

Net Unrealized Appreciation (Depreciation)	9,242,789

Cost for federal income tax purposes	$32,488,095
VALUATION
The Portfolio values its investment securities that are traded on any national exchange at the last sale price on the day of valuation or, lacking any sales, at the mean between the closing bid and asked prices. Investments traded in the over-the-counter market are valued at the mean between the bid and asked prices or yield equivalent. In situations where market quotations are not readily available or quoted market prices are not reliable, investments are valued at fair value in accordance with the procedures adopted by the Fund’s Board of Directors. Short-term investments are valued at market value, except that obligations maturing in 13 months or less are valued using the amortized cost method of valuation, which approximates market value. Under the amortized cost method, a security is valued at its cost on the date of purchase and thereafter is adjusted to reflect a constant amortization to maturity of the difference between the principal amount due at maturity and the cost of the investment to the portfolio.
Various inputs are used in determining the value of the Portfolio’s investments. These inputs are summarized in the three broad levels listed below:
Level 1 — quoted prices in active markets for identical securities on the measurement date
Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayments speeds, credit risk, etc.)
Level 3 — significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term investments maturing in 13 months or less are valued using amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.
The following is a summary of inputs used to value the Portfolio’s net assets as of October 31, 2009:

Valuation	Investment in
Inputs	Securities
Level 1-Quoted Prices:
Common stocks	$40,736,285
Money market mutual fund	494,648
Level 2-Other Significant Observable Inputs:
Debt securities issued by US government agencies	499,951
Level 3-Significant Unobservable Inputs:	—

Total	$41,730,884

Item 2. Controls and Procedures
(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Exchange Act (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There has been no change to the registrant’s internal control over financial reporting that occurred during the registrant’s most recent fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
Item 3. Exhibits.
Certifications for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)) are filed as exhibits hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
(Registrant) EquiTrust Series Fund, Inc.

By:	/s/ Kristi Rojohn Kristi Rojohn
Chief Executive Officer

Date:	12/21/2009
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kristi Rojohn Kristi Rojohn
Chief Executive Officer

Date:	12/21/2009

By:	/s/ James P. Brannen

James P. Brannen
Chief Financial Officer

Date:	12/22/2009